Information about Consolidated VIEs (Detail) In Millions	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Liquidating Customer Assets USD ($)		Mar. 31, 2011 Liquidating Customer Assets JPY (¥)		Mar. 31, 2010 Liquidating Customer Assets JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers USD ($)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2010 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business USD ($)		Mar. 31, 2011 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2010 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2011 Corporate Rehabilitation Support Business USD ($)		Mar. 31, 2011 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2010 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2011 Investment in securities USD ($)		Mar. 31, 2011 Investment in securities JPY (¥)		Mar. 31, 2010 Investment in securities JPY (¥)		Mar. 31, 2011 Securitizing Financial Assets USD ($)		Mar. 31, 2011 Securitizing Financial Assets JPY (¥)		Mar. 31, 2010 Securitizing Financial Assets JPY (¥)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties USD ($)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2010 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2011 Other USD ($)		Mar. 31, 2011 Other JPY (¥)		Mar. 31, 2010 Other JPY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 21,567	[1]	¥ 1,793,321	[1]	¥ 745,412	[1],[2]	$ 63	[1]	¥ 5,222	[1]	¥ 0	[1],[2]	$ 193	[1]	¥ 16,051	[1]	¥ 17,817	[1],[2]	$ 4,130	[1]	¥ 343,394	[1]	¥ 389,343	[1],[2]	$ 192	[1]	¥ 15,988	[1]	¥ 15,462	[1],[2]	$ 1,007	[1]	¥ 83,694	[1]	¥ 23,804	[1],[2]	$ 6,078	[1]	¥ 505,421	[1]	¥ 292,049	[1],[2]	$ 8,050	[1]	¥ 669,375	[1]	¥ 0	[1],[2]	$ 1,854	[1]	¥ 154,176	[1]	¥ 6,937	[1],[2]
Total Liabilities	14,828	[1]	1,232,976	[1]	323,771	[1],[2]	46	[1]	3,846	[1]	0	[1],[2]	54	[1]	4,493	[1]	9,245	[1],[2]	1,454	[1]	120,908	[1]	102,960	[1],[2]	2	[1]	142	[1]	0	[1],[2]	164	[1]	13,675	[1]	9,342	[1],[2]	4,234	[1]	352,034	[1]	202,224	[1],[2]	8,074	[1]	671,349	[1]	0	[1],[2]	800	[1]	66,529	[1]	0	[1],[2]
Assets which are pledged as collateral	18,945	[3]	1,575,288	[3]	460,426	[2],[3]	63	[3]	5,222	[3]	0	[2],[3]	68	[3]	5,660	[3]	10,980	[2],[3]	2,722	[3]	226,319	[3]	156,922	[2],[3]	0	[3]	0	[3]	475	[2],[3]	399	[3]	33,169	[3]	0	[2],[3]	6,078	[3]	505,421	[3]	292,049	[2],[3]	7,940	[3]	660,237	[3]	0	[2],[3]	1,675	[3]	139,260	[3]	0	[2],[3]
Commitments	$ 81	[4]	¥ 6,707	[4]	¥ 4,276	[2],[4]	$ 0	[4]	¥ 0	[4]	¥ 0	[2],[4]	$ 0	[4]	¥ 0	[4]	¥ 0	[2],[4]	$ 13	[4]	¥ 1,076	[4]	¥ 2,680	[2],[4]	$ 0	[4]	¥ 0	[4]	¥ 0	[2],[4]	$ 18	[4]	¥ 1,491	[4]	¥ 1,596	[2],[4]	$ 0	[4]	¥ 0	[4]	¥ 0	[2],[4]	$ 0	[4]	¥ 0	[4]	¥ 0	[2],[4]	$ 50	[4]	¥ 4,140	[4]	¥ 0	[2],[4]

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	Until March 31, 2010, the Company and its subsidiaries had made disclosures according to ASC810-10 before amendment.
[3]	The assets are pledged as collateral by VIE for financing of the VIE.
[4]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.